United States Securities and Exchange Commission
Washington, DC  20549

FORM 13F COVER PAGE

Report for the Quarter Ended:  September 30, 2012
Check here if Amendment [ ];  Amendment Number:
This Amendment (Check only one):
[ ] is a restatement
[ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:		UBS AG, New York Branch
Address:	1285 Avenue of the Americas
		New York, New York 10019

13F File Number:  28-7344

The institutional investment manager filing this report and the persons by whom it is signed hereby represent that the persons signing the report are authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons signing this Report on behalf of Reporting Manager:

Name:	Jennifer E. Hochberg
Title:	Executive Director
Phone:	(212) 882-5903
Signature, Place, and Date of Signing:

/s/ Jennifer E. Hochberg
Jennifer E. Hochberg
New York, N.Y.
Report for the Quarter Ended:  September 30, 2012

Name:	Michael Quinn
Title:	Executive Director
Phone:	(212) 882-5803
Signature, Place, and Date of Signing:

/s/ Michael Quinn
Michael Quinn
New York, N.Y.
Report for the Quarter Ended:  September 30, 2012

Report Type  (Check only one):

[ ]   13F Holdings Report
[x]   13F Notice
[ ]   13F Combination Report

List of Other Managers Reporting for This Manager:

Form 13F File Number     Name

28-10396                 UBS AG